Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Summary of Amounts Associated with PEMEX's Labor Obligations
The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
	2021		2020
Liability for defined benefits at retirement and post-employment at the end of the year	Ps.	1,371,307,692	Ps.	1,516,671,029
Liability for other long-term benefits		12,763,956		18,497,057

Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps.	1,384,071,648	Ps.	1,535,168,086

Summary of Amounts Recognized for Long-term Obligations
The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2021		2020
Liability for defined benefits at the beginning of the year	Ps.	1,516,671,029	Ps.	1,438,849,732
Current Service cost (*)		41,135,899		22,742,631
Past service cost		34,573		—
Net interest		104,524,369		105,699,575
Liquidation event loss		49,032		—
Defined benefits paid by the fund		(6,608,749)		(5,168,608)

Actuarial losses (gains) in other comprehensive r e sults due to:
Change in financial assumptions (1)		(266,985,561)		77,094,827
Change in demographic assumptions (1)		44,085,779		(18,581,935)
For experience during the year		2,581,184		(41,069,054)
Assets of the plan during the year (1)		(52,166)		32,531
Contributions paid to the fund (1)		(64,127,697)		(62,928,670)

Defined benefit liabilities at end of year	Ps.	1,371,307,692	Ps.	1,516,671,029

(*)	The variation between 2021 and 2020 is mainly the result of the contractual review, in which the retirement requirements are maintained.

(1)
The amount of actuarial losses corresponding to retirement and post-employment benefits recognized in other comprehensive income net of deferred income tax for Ps. 205,401,008 generated in the period from January to December 2021 correspond mainly to the in
crease in the discount rate from 7.08% in 2020 to 8.46% in 2021. Additionally, changes in the population, age, seniority, salary, pensions and benefits had an impact on the results.

	December 31,
Changes in pension plan assets	2021		2020
Plan assets at the beginning of year	Ps.	2,438,724	Ps.	2,585,007
Return on plan assets		294,713		262,273
Payments by the pension fund		(64,623,601)		(63,204,515)
Company contributions to the fund		64,127,697		62,928,670
Actuarial (gains) losses in plan assets		52,164		(32,531)
Adjustment to the Defined Contribution Plan *		—		(100,180)

Pension plan assets at the end of year	Ps.	2,289,697	Ps.	2,438,724

*	The concepts come from the valuation of PMI´s liabilities.

Summary of Amounts and Types of Plan Assets
As of December 31, 2021 and 2020, the amounts and types of plan assets are as follows:

	December 31,
Plan Assets	2021	2020
Cash and cash equivalents	Ps. 32,199	Ps. 10,845
Debt instruments	2,257,498	2,427,879

Total plan assets	Ps. 2,289,697	Ps. 2,438,724

	December 31,
Changes in Defined Benefit Obligations (DBO)	2021		2020
Defined benefit obligations at the beginning of the year	Ps.	1,519,084,202	Ps.	1,441,356,415
Service costs		21,151,945		20,793,204
Financing costs		104,844,611		105,802,122
Past service costs		34,573		—
Payments by the fund		(71,232,349)		(68,295,593)
Actuarial (losses) gains due to:
Change in financial assumptions (1)		(266,985,561)		77,094,827
Change in demographic assumptions (2)		44,085,779		(18,581,935)
For experience during the year (3)		2,581,184		(41,069,054)
Reductions		—		34,789
Modifications to the pension plan (4)		19,984,109		1,949,427

Defined benefit obligations at the end of year	Ps.	1,373, 548,493	Ps.	1,519,084,202

(1)	Variations in financial assumptions are due to the increase in the discount rate from 7.08% in 2020 to 8.46% in 2021.
(2)	The variation between 2021 and 2020 is mainly the result of the contractual review, in which the retirement requirements are maintained.
(3)	The variation in this assumption depends on factors that changes from year to year. One of these factors is the estimated increase in employee benefits, from 3.62% in 2020 to 5.81% in 2021.
(4)	The variation between 2021 and 2020 is mainly due to the result of the contractual review, in which the retirement requirements are maintained.

Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank
The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2021 and 2020:

	Fair value measurements as of December 31, 2021
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	32,199	Ps.	—	Ps.	—	Ps.	32,199
Debt instruments		2,257,498		—		—		2,257,498

Total	Ps.	2,289,697	Ps.	—	Ps.	—	Ps.	2,289,697

	Fair value measurements as of December 31, 2020
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	10,845	Ps.	—	Ps.	—	Ps.	10,845
Debt instruments		2,427,879		—		—		2,427,879

Total	Ps.	2,438,724	Ps.	—	Ps.	—	Ps.	2,438,724

Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation
As of December 31, 2021 and 2020, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2021	2020
Rate of increase in salaries	4.47%	4.47%
Rate of increase in pensions	4.00%	4.00%
Rate of increase in post-mortem pensions	0.00%	0.00%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	8.46%	7.08%
Average length of obligation (years)	14.38	17.52

(1)
In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds, based on the Fixed Rate bonds of the Federal Government (“Bonos M”) and the “Cetes”, as well as the flow of expected payments to cover the contingent obligations. As a consequence of the change in the yields of the financial instruments mentioned above at the end of the year, the discount rate increased compared to the end of the 2020.

Other long-term benefits [member]
Statement [line items]
Summary of Amounts Recognized for Long-term Obligations
The amounts recognized for long-term obligations for the years ended December 31, 2021 and 2020 are as follows:

	December 31,
Change in the liability for defined benefits	2021		2020
Liabilities defined benefit at the beginning of year	Ps.	18,497,057	Ps.	17,965,635
Charge to income for the year		2,354,238		2,865,809
Actuarial losses (gains) recognized in income due to:
Change in financial assumptions		(4,121,075)		912,673
Change in demographic assumptions		(2,027,902)		(439,969)
For experience during the year		(1,937,645)		(2,806,112)
Benefits paid		(717)		(979)

Liabilities defined benefit at the end of year	Ps.	12,763,956	Ps.	18,497,057

The expected long-term benefit payments for 2022 amount t
o Ps. 317,898.

Actuarial assumption of expected rates of salary increases [member]
Statement [line items]
Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation

	December 31,
	2021	2020
Rate of increase in salaries	4.47%	4.47%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	8.46%	7.08%
Average length of obligation (years)	14.38	17.52

(1)
In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds), as well as the flow of payments expected to cover contingent obligations. As a result of the profits in financial instruments at the end of 2021, the discount rate increased as compared 2020.